UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Total Mynd.ai Shareholders' Equity	Ordinary Shares	APIC	AOCI	Accumulated Deficit	Non - controlling Interest
Beginning balance (in shares) at Dec. 31, 2022			426,422,220
Beginning balance at Dec. 31, 2022	$ 137,011	$ 137,011	$ 426	$ 448,065	$ 4,546	$ (316,026)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(15,671)	(15,671)				(15,671)
Foreign currency translation	(1,920)	(1,920)			(1,920)
Contributions from Controlling Shareholder	2,707	2,707		2,707
Ending balance (in shares) at Jun. 30, 2023			426,422,220
Ending balance at Jun. 30, 2023	$ 122,127	122,127	$ 426	450,772	2,626	(331,697)	0
Beginning balance (in shares) at Dec. 31, 2023	456,477,820		456,477,820
Beginning balance at Dec. 31, 2023	$ 125,558	123,669	$ 456	473,590	3,513	(353,890)	1,889
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(47,810)	(47,740)				(47,740)	(70)
Foreign currency translation	211	211			211
Share-based compensation	1,131	1,131		1,131
Other equity adjustments	$ (220)	(220)		(220)
Ending balance (in shares) at Jun. 30, 2024	456,477,820		456,477,820
Ending balance at Jun. 30, 2024	$ 78,870	$ 77,051	$ 456	$ 474,501	$ 3,724	$ (401,630)	$ 1,819